Shareholder Report, Holdings (Details) - Vert Global Sustainable Real Estate ETF	Jun. 30, 2024
Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%